A MESSAGE FROM THE PRESIDENT


Dear Shareholder

The Principal Special Markets Fund has now completed two years of operation. The Fund's two portfolios--Mortgage-Backed Securities Portfolio and International Securities Portfolio--currently have assets totaling $13.9 million and $17.1 million respectively.

The first half of 1995 has been extremely positive for financial markets. Interest rates continue to decline, and the equity markets, particularly domestic, have been strong. Total returns for the Mortgage-Backed Securities
Portfolio were 12.4% for the first six months of 1995, and 13.9% for the 12-month period ending 6/30/95. The International Securities Portfolio returns were 6.1% and 5.6% for the same period. Besides reporting good returns, the Fund managers share the following comments:

Marty Schafer--Mortgage-Backed Securities Portfolio
"The performance of discount mortgage securities in the first half propelled the Fund back among the leaders of their asset class for the previous twelve-month period. Despite the substantial decline of long-term interest rates, mortgage securities are performing very well this year. We believe the value of discount 30-year mortgage securities relative to treasuries should persist as they are powered by fundamental and technical forces. Our continuing approach of disciplined, controlled duration reaffirms our goal of being a long-term leader in the industry."

Scott Opsal--International Securities Portfolio
"International stock returns over the last 12 months have benefited from large, positive foreign exchange effects. A weak dollar contributed positively toward U.S. dollar-based investor returns, causing most markets to show double-digit gains, European cyclical stocks have performed well based on strong earning growth and positive economic news across Europe. Some investors suspect that the global economic recovery is near its peak, but we believe low stock valuations and continued earnings growth make these companies attractive investments. Emerging markets have generally rebounded from the currency devaluation in Mexico last December, and have contributed to positive overall returns. Our current strategy favors European cyclicals and Asian growth stocks for continued outperformance."

We hope that you find the information provided in this report valuable and informative. Please contact us if you have any questions by calling (800) 521-1502.

Thank you for investing with The Principal.

Sincerely,



Stephan L. Jones
President

INDEX TO REPORT FOR
PRINCIPAL SPECIAL MARKETS FUND, INC.



                                                                            Page
         Statements of Assets and Liabilities.............................    2
         Statements of Operations ........................................    3
         Statements of Changes in Net Assets..............................    4
         Notes to Financial Statements....................................    5
         Schedules of Portfolio Investments ..............................    8
         Financial Highlights.............................................   12




June 30, 1995

STATEMENTS OF ASSETS AND LIABILITIES

PRINCIPAL  SPECIAL MARKETS FUND, INC.
(unaudited)
                                                                                International                 Mortgage-Backed
                                                                                  Securities                    Securities
                                                                                  Portfolio                      Portfolio


    Assets
    Investment in securities -- at value (cost -- $15,357,410
       and $13,967,650, respectively) (Note 4).......................             $16,712,991                  $13,711,676
    Cash.............................................................                   3,190                        2,205
    Dividends and interest receivable................................                  63,695                       85,635
    Other assets.....................................................                     560                          445

                                                        Total Assets               16,780,436                   13,799,961


    Liabilities
    Accrued expenses.................................................                  24,973                        9,216
    Payables:
       Dividends to shareholders.....................................                 --                            79,646
       Investment securities purchased...............................                 249,673                       --

                                                   Total Liabilities                  274,646                       88,862


    Net Assets Applicable to Outstanding Shares     .................             $16,505,790                  $13,711,099




    Capital Stock (par value: $.01 a share)
    Shares authorized................................................             100,000,000                  100,000,000
    Shares issued and outstanding....................................               1,417,871                    1,384,533

    Net Asset Value Per Share   .....................................                  $11.64                        $9.90




    Net Assets Consist of:
    Capital Stock....................................................             $    14,179                  $    13,845
    Additional paid-in capital.......................................              14,509,472                   15,028,261
    Accumulated undistributed net investment income..................                  56,838                      --
    Accumulated undistributed net realized gain (loss) from:
       Investment transactions.......................................                 642,728                   (1,075,033)
       Foreign currency transactions.................................                 (74,154)                      --
    Net unrealized appreciation (depreciation) of investments........               1,355,581                     (255,974)
    Net unrealized appreciation on translation of assets and
       liabilities in foreign currencies.............................                   1,146                       --

                                                    Total Net Assets              $16,505,790                  $13,711,099









   See accompanying notes.


                                                                                                     Six Months Ended June 30, 1995

                                                                                                           STATEMENTS OF OPERATIONS

                                                                                    PRINCIPAL SPECIAL MARKETS FUND, INC. (unaudited)

                                                                                International                 Mortgage-Backed
                                                                                  Securities                    Securities
                                                                                  Portfolio                      Portfolio


    Net Investment Income
    Income:
       Dividends.....................................................               $313,307                   $     -
       Withholding tax on foreign dividends..........................                (49,667)                        -
       Interest......................................................                 27,288                       488,936

                                                       Total Income                  290,928                       488,936
    Expenses:
       Management and investment advisory fees (Note 3)    ..........                 69,141                        29,815

                                                Net Investment Income                221,787                       459,121

    Net Realized and Unrealized Gain (Loss) on Investments
    and Foreign Currency
    Net realized gain (loss) from:
       Investment transactions.......................................                571,789                      (299,517)
       Foreign currency transactions.................................                 (3,228)                       --
    Net increase in unrealized appreciation/ depreciation on:
       Investments...................................................                162,538                     1,381,334
       Translation of assets and liabilities in foreign currencies...                    573                        --



                                Net Realized and Unrealized Gain on
                                   Investments and Foreign Currency                  731,672                     1,081,817


                                          Net Increase in Net Assets
                                           Resulting from Operations                $953,459                    $1,540,938




















   See accompanying notes.

Six Months Ended June 30, 1995

STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL SPECIAL MARKETS FUND, INC
(unaudited)
                                                                                 International                Mortgage-Backed
                                                                                  Securities                    Securities
                                                                                   Portfolio                     Portfolio
                                                                           Six Months      Year          Six Months        Year
                                                                              Ended        Ended            Ended          Ended
                                                                            June 30,   December 31,       June 30,     December 31,
                                                                              1995         1994             1995           1994
    Operations
    Net investment income............................................      $   221,787  $   153,520    $     459,121   $  1,497,893
    Net realized gain (loss) from investment transactions............          571,789    1,155,739         (299,517)      (775,513)
    Net realized (loss) from foreign currency transactions...........           (3,228)     (61,574)          -              -
    Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities in
       foreign currencies............................................          163,111   (2,325,292)       1,381,334     (1,838,174)

                               Net Increase (Decrease) in Net Assets
                                           Resulting from Operations           953,459   (1,077,607)       1,540,938     (1,115,794)



    Dividends and Distributions to Shareholders
    From net investment income.......................................          (50,158)    (153,520)        (459,121)    (1,497,893)
    Excess distribution of net investment income (Note 1)............               --     (174,931)          -              -
    From net realized gain on investments and
       foreign currency transactions.................................         (377,156)    (680,385)          -              -

                                                                              (427,314)  (1,008,836)        (459,121)    (1,497,893)

    Capital Share Transactions (Note 5)
    Shares sold .....................................................          100,000       -                -           2,500,000
    Shares issued in reinvestment of dividends
       and distributions.............................................          338,050      790,090          310,773      1,168,333
    Shares redeemed  ................................................           -            -            (2,395,236)   (10,649,933)

                          Net Increase (Decrease) in Net Assets from
                                          Capital Share Transactions           438,050      790,090       (2,084,463)    (6,981,600)

                                           Total Increase (Decrease)           964,195   (1,296,353)      (1,002,646)    (9,595,287)



    Net Assets
    Beginning of period..............................................       15,541,595   16,837,948       14,713,745     24,309,032

    End of period (including undistributed (overdistributed) net
       investment income as set forth below).........................      $16,505,790  $15,541,595      $13,711,099    $14,713,745



    Undistributed (Overdistributed) Net Investment Income      ......      $    56,838  $  (114,791)     $    -         $   -








     See accompanying notes.

NOTES TO FINANCIAL STATEMENTS (unaudited)
PRINCIPAL SPECIAL MARKETS FUND, INC.

Note 1 -- Significant Accounting Policies

Principal Special Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of two portfolios (known as the International Securities and Mortgage-Backed Securities Portfolios).

The Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

With respect to the International Securities Portfolio, the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation.

Since the carrying amount of the foreign securities of the International Securities Portfolio is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest income is recognized on an accrual basis.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

With respect to the Mortgage-Backed Securities Portfolio, all net investment income is declared as a dividend daily to shareholders of record as of that day and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the International Securities Portfolio are recorded on the ex-dividend date.

Effective January 1, 1994, the Fund adopted Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The amount of dividends and distributions to shareholders from net investment income and net realized gain on investments and foreign currency transactions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e. that they result from other than timing of recognition - "temporary"), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The reclassifications did not materially impact the financial statements and did not affect net investment income or net realized gain (loss) for the six months ended June 30, 1995 or net assets at June 30, 1995.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded for financial statement purposes by the portfolio. The differences between the income and gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on investments in the accompanying Statements of Changes in Net Assets.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes is approximately the same as that for financial reporting purposes.

Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Princor Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Mutual Life Insurance Company) (the "Manager") and to Invista Capital Management, Inc. ("Invista"), an indirect wholly-owned subsidiary of Principal Mutual Life Insurance Company, pursuant to a sub-advisory agreement. Invista has agreed to assume the obligations of the Manager to provide investment advisory services for the Fund in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The annual rate used in this calculation for the International Securities Portfolio and the Mortgage-Backed Securities Portfolio is .90% and .45%, respectively, of the average daily value of each portfolio's net assets.

Brokerage commissions were paid to an affiliate by the International Securities Portfolio in the amount of $1,860 during the six months ended June 30, 1995. No brokerage commissions were paid to this affiliate during the year ended December 31, 1994.

At June 30, 1995, Principal Mutual Life Insurance Company owned shares of the Fund's portfolios as follows:

     International Securities Portfolio               1,108,422
     Mortgage-Backed Securities Portfolio             1,137,661

Note 4 -- Investment Transactions

For the six months ended June 30, 1995, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Fund were as follows:

                                                     Purchases                   Sales

     International Securities Portfolio              $5,095,376                $5,043,188
     Mortgage-Backed Securities Portfolio               585,944                   118,449

At June 30, 1995, net unrealized appreciation (depreciation) of investments by the Fund was composed of the following:

                                                                                                      Net Unrealized
                                                              Gross Unrealized                  Appreciation (Depreciation)
                                                   Appreciation         (Depreciation)                of Investments

     International Securities Portfolio              $2,480,494           $(1,124,913)                   $1,355,581
     Mortgage-Backed Securities Portfolio                59,044              (315,018)                     (255,974)

At  June  30,  1995,  Principal  Special  Markets  Fund,  Inc.  -  International
Securities   Portfolio   held  the  following   securities   which  may  require
registration under the Securities Act of 1933 or an exemption therefrom in order to effect a sale in the ordinary course of business.

                                                                                     Value at               Value as a
                                        Date of                                      June 30,              Percentage of
     Security Description             Acquisition              Cost                   1995                   Net Assets

     Koninklijke KNP BT NV              4/27/93               $64,770                $108,197                   .66%
     Royal Plastics Group              11/23/94                58,057                  97,543                   .59%
                                                                                      205,740                  1.25%
The Mortgage-Backed Securities Portfolio's investments are with various issuers;
while the  International  Securities  Portfolio's  investments  are with various issuers in various  industries.  The Schedules of Investments  contained  herein summarize  the  concentration  of  credit  risk for  Mortgage-Backed  Securities
Portfolio by issuers and International Securities Portfolio by country, industry and issuer.

Note  5  --  Capital  Share
Transactions

Transactions in Capital Stock by portfolio were as follows:

                                                                International                    Mortgage-Backed
                                                            Securities Portfolio             Securities Portfolio

Six Months Ended June 30, 1995:
Shares sold   ...................................                   9,107                              --
Shares issued in reinvestment of
   dividends and distributions ..................                  32,288                             32,599
Shares redeemed   ...............................                   --                              (262,636)

                          Net Increase (Decrease)                  41,395                           (230,037)

Year Ended December 31, 1994:
Shares sold   ...................................                   --                               246,548
Shares issued in reinvestment of
   dividends and distributions ..................                  67,888                            123,599
Shares redeemed   ...............................                   --                            (1,161,754)

                          Net Increase (Decrease)                  67,888                           (791,607)

Note 6 -- Line of Credit

The Fund has an unsecured line of credit with a bank which allows each portfolio to borrow up to $500,000. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio, based on its borrowings, at a rate equal to the bank's prime rate. Additionally, a commitment fee is charged at the annual rate of .25% on the line of credit. At June 30, 1995, the Fund had no outstanding borrowings under the line of credit.

June 30, 1995
SCHEDULES OF INVESTMENTS

PRINCIPAL SPECIAL MARKETS FUND, INC.
International Securities Portfolio

                                       Shares
                                        Held           Value

Common Stocks (97.37%)


AUSTRALIA (4.57%)


Commercial Banks  (2.19%)
   National Australia Bank, Ltd.      45,928    $      362,014

Crude Petroleum &
Natural Gas (0.63%)
   Ampolex Ltd.                       45,600           103,432

Gas Production &
Distribution  (0.81%)
   Australia Gas & Light              42,000           133,076

Miscellaneous Food & Kindred
 Products (0.93%)
   Burns, Philp & Co., Ltd.           73,998           154,209
                                                       752,731
AUSTRIA (1.57%)

Airports, Flying Fields, &
Services (0.84%)
   Flughafen Wien AG                   2,600           138,364

Railroad Equipment (0.73%)
   Vae Eisenbahnsysteme AG             1,200           120,817
                                                       259,181
CANADA  (3.28%)

Coal Mining Services (0.44%)
   Morgan Hydrocarbons, Inc.          25,000(a)         72,787

Communications Equipment (1.07%)
   Newbridge Networks Corp.            5,000(a)        176,250

Iron & Steel Foundries (1.17%)
   Dofasco, Inc.                      15,400           193,358

Miscellaneous Plastics Products,
NEC (0.59%)
   Royal Plastics Group                7,100(a)(b)      97,543
                                                       539,938
CHILE (0.64%)

Telephone Communication (0.64%)
   Compania De
     Telecomunicaciones ADR            1,300           105,787

DENMARK (0.98%)

Telephone Communication  (0.98%)
   Tele Danmark B                      2,900           161,349

FINLAND (4.00%)

Forest Products (0.65%)
   Metsa-Serla                         2,400    $      106,604

Miscellaneous Wood
Products (0.89%)
   Enso-Gutzeit                       16,300           147,471

Pulp Mills (1.51%)
   Kymmene                             8,000           248,742

Sugar & Confectionary
Products (0.95%)
   Huhtamake I Free                    4,800           157,101
                                                       659,918
FRANCE (1.23%)

Drugs (1.23%)
   Roussel-Uclaf                       1,300           203,011

GERMANY (4.55%)

Flat Glass (0.63%)
   Weru AG                               180           104,037

Industrial Inorganic
Chemicals (1.80%)
   Bayer AG                            1,200           297,980

Miscellaneous Chemical
Products (2.12%)
   Hoechst  AG                         1,620           349,369
                                                       751,386
HONG  KONG (6.34%)

Communications Equipment(0.47%)
ABC Communications Holdings Ltd.     278,000            77,247

Electric Services (0.72%)
   CEP-A Consolidated Electric
     Power-Asia                       51,200           118,777

Electronic Components
& Accessories (0.50%)
   Varitronix                         47,000            82,307

Highway & Street
Construction (0.46%)
   Wai Kee Holdings, Ltd.            400,000            75,994

Holding Offices (1.76%)
   First Pacific Co., Ltd.           327,349           289,801

Office Furniture (0.31%)
   Lamex Holdings                    382,000            51,838

Personal Credit
Institutions (0.84%)
   Manhattan Card Co.                341,000           138,824

Security Brokers &
Dealers (1.27%)
   Peregrine Investment Holdings     148,000           210,404
                                                     1,045,192
INDONESIA (1.79%)

Miscellaneous Furniture
& Fixtures (0.25%)
   PT Surya Toto                      22,200            41,370

Photographic Equipment
& Supplies (0.43%)
   PT Modern Photo Film Co.           13,000            70,633

Pulp Mills (1.11%)
   Asia Pacific Resources             20,000(a)        182,500
                                                       294,503
ITALY (2.83%)

Metalworking Machinery (0.23%)
   Danieli & Co.-DR                   12,400            37,685
Telephone Communication (2.60%)
   Telecom Italia-DI                 203,000           429,065
                                                       466,750
JAPAN (1.11%)

Computer & Office
Equipment (0.20%)
   Canon, Inc.                         2,000            32,509

Electronic Components
& Accessories (0.46%)
   Murata Mfg.                         2,000            75,618

Engines & Turbines (0.45%)
   Mabuchi Motor                       1,100            75,665
                                                       183,792

KOREA (2.24%)

Concrete Work (0.66%)
   HanilCemet                          1,800           109,199

Construction & Related
Machinery (0.70%)
   Keumkang                            1,300           115,556

Electric Services (0.88%)
   Korea Electric Power Corp.          3,900           146,073
                                                       370,828
MALAYSIA (0.96%)

Holding Offices (0.68%)
   C. I. Holdings                     27,000           111,854

Nonclassifiable
Establishments (0.28%)
   Malaysian Pacific Industries       18,666            46,704
                                                       158,558
MEXICO (1.90%)

Aircraft & Parts (0.17%)
   Tolmex SA                           7,300            28,495

Cement, Hydraulic (0.48%)
   Apasco SA                          20,000(a)         79,667

Department Stores (0.19%)
   Sears Roebuck De Mexico SA         13,200(a)         31,675

Foreign Banks, Branches
& Agencies (0.26%)
   Grupo Financiero Bancomer;
     Series B                        141,000(a)         40,602
   Grupo Financiero Bancomer;
     Series L                          5,222(a)          1,345
                                                        41,947
Miscellaneous Food Kindred
 Products (0.08%)
   Grupo Herdez SA                    45,000(a)         13,965

Telephone Communication (0.72%)
   Telefonos De Mexico SA ADR          4,000           118,500
                                                       314,249
NETHERLANDS (14.89%)

Beer, Wine, & Distilled
Beverages (0.41%)
   Heineken Holdings                     460            63,786
   Heineken Holdings 25% Bonus Issue     115(a)          3,968
                                                        67,754
Communications Services,
NEC (2.06%)
   KPN Royal PTT Nederland             9,472           340,270

Electric Light & Wiring
Equipment (0.64%)
   Otra                                  500           104,643

Electronic Distribution
Equipment (2.15%)
   Phillips Electronics                8,400           355,394

Foreign Banks, Branches
& Agencies (1.77%)
   ABN-AMRO Holdings NV                7,570           291,971

Grocery Stores (1.27%)
   Koninklijke Ahold NV                5,845           209,220

Meat Products (2.32%)
   Unilever NV                         2,950           383,565

Miscellaneous Durable
Goods (1.81%)
   Hagemeyer NV                        6,700           298,593

Miscellaneous Transporation
Services (0.79%)
   Koninklijke  Pakhoed NV             4,253           130,017

Paperboard Containers &
Boxes (0.66%)
   Koninklijke  KNP  BT NV             3,600(b)        108,197

Special Industry
Machinery (1.01%)
   IHC Caland NV                       5,900           167,429
                                                     2,457,053
NEW ZEALAND (0.61%)

Miscellanesous Manufacturers (0.61%)
   Carter Holt Harvey Ltd.            41,000           100,278


NORWAY (3.12%)


Commercial Banks (0.73%)
   Christiana Bank                    52,000           120,616

Drugs (0.44%)
   Hafslund Nycomed                    3,113            71,955

Meat Products  (1.00%)
   Orkla B                             3,900           165,110

Ship & Boat Building &
Repairing (0.95%)
   Unitor Ships Service                9,100           157,940
                                                       515,621
SINGAPORE (1.40%)

Air Transportation, Scheduled (0.56%)
   Singapore International Airlines   10,000            92,307

Electric Light & Wiring
Equipment (0.28%)
   Clipsal Industries Holdings        20,000            46,200

Electronic Components &
Accessories (0.56%)
   Amtek Engineering                  63,000            91,964
                                                       230,471
SPAIN (5.94%)

Combination Utility
Services  (1.31%)
   Iberdrola 1 SA                     28,600           215,403

Commercial Banks (1.51%)
   Banco Popular                       1,675           248,988

Oil & Gas Field Services ( 1.98%)
   Repsol Petroleo, SA                10,400           327,228

Telephone Communication (1.14%)
   Telefonica De Espana, SA           14,700           189,380
                                                       980,999
SWEDEN (7.80%)

Carpentry & Floor Work (0.49%)
   Skane-Gripen AB 'B' Free            9,300            81,740

Foreign Banks, Branches &
Agencies (1.45%)
   Svenska Handelsbanken AB Free      17,050    $      240,006

Household Audio & Video
 Equipment (0.78%)
   SKF 'B' Free                        6,400           129,202

Miscellaneous Transporation
Equipment (0.70%)
   Autoliv AB                          2,150           114,858

Motor Vehicles & Equipment (1.35%)
   Volvo AB                           11,700           222,540

Plastic Materials &
Synthetics  (1.13%)
   Astra AB                            6,200           186,470

Water Transporation of
Freight, NEC (1.90%)
   Argonaut AB 'B' Free               37,000(a)         60,976
   ICB Shipping AB 'B' Free           28,666           251,953
                                                       312,929

                                                     1,287,745
SWITZERLAND (11.11%)

Combination Utility
Services (1.06%)
   BBC AG (Brown Boveri)                 170           175,885

Drugs (2.54%)
   Galenica Holdings AG                  350           123,035
   Immuno  International AG              130            61,157
   Sandoz AG                             340           234,317
                                                       418,509
Functions Closely Related
To Banking (1.36%)
   BIL GT Group                          400           224,630

Plumbing & Heating, Except
 Electric (0.31%)
   Elco  Holdings                        138            51,146

Pulp Mills (0.97%)
   Attisholz AG                          200           159,706

Special Industry
Machinery (2.54%)
   Bobst SA                              170           258,221
   Sulzer AG                             250           161,659
                                                       419,880
Sugar & Confectionary
Products (2.33%)
   Nestle                                370           385,057
                                                     1,834,813
THAILAND (2.75%)

Commercial Banks (1.13%)
   Bangkok Bank                       17,000           187,320

Non-Classifiable
Establishments (1.62%)
   Thailand International Fund             8           268,000
                                                       455,320
UNITED KINGDOM (11.76%)

Commerical Banks  (0.73%)
   Bank of Ireland                    21,000           120,272

Construction & Related
 Machinery (1.93%)
   Powerscreen International PLC      62,400           318,167

Crude Petroleum &
Natural Gas (0.98%)
   Hardy Oil & Gas                    63,000           161,866

Electric Services (1.70%)
   Northern Ireland Electric          49,100           281,207

Miscellaneous  Non-Durable
Goods (1.80%)
   Grand Metropolitan PLC             48,300           296,220

Primary Nonferrous Metals (1.54%)
   British Steel PLC                  93,000           254,111

Pulp Mills (0.39%)
   Babcock International Group       138,700            65,094

Sand & Gravel (0.25%)
   Bardon Group PLC                   87,700            41,857

Telephone Communication (1.24%)
   Cable & Wireless PLC               29,900           204,542

Water Supply (1.20%)
   Wessex Water PLC                   42,014           197,847
                                                     1,941,183


                         Total Common Stocks        16,070,656

Preferred Stocks (0.71%)

AUSTRIA (0.71%)

Highway & Street
Construction (0.71%)
  BAU Holdings AG                      2,430           117,335



                                      Principal
                                       Amount          Value

Federal Agency Short-Term
Obligations (3.18%)

  Federal Home Loan Morgage
     Corporation 6.10%; 7/3/95       $525,000          525,000


       Total  Portfolio Investments (101.26%)       16,712,991

Liabilities, net of cash, receivables
   and other assets (-1.26%)                          (207,201)


                   Total Net Assets (100.00%)      $16,505,790




    (a) Non-income producing security - No dividend paid during the past twelve months.
    (b)  Restricted Securities - See Note 4 to the financial statements.



Mortgage-Backed Securities Portfolio





        Description of Issue           Principal
Type         Rate      Maturity          Amount          Value

Federal National Mortgage Association (FNMA)
Certificates (53.18%)

FNMA         6.00%      11/01/23      $  750,903     $   703,387
FNMA         7.00        8/01/23       2,862,316       2,814,028
FNMA         7.00        8/01/23         781,314         768,133
FNMA         7.50        6/01/23         977,657         980,795
FNMA         8.00        7/01/19         877,829         898,677
FNMA         8.00        3/01/23         601,033         612,308
FNMA         8.50        1/01/25         498,255         514,025


                         Total FNMA Certificates       7,291,353

Government National Mortgage Association (GNMA)
Certificates (41.11%)

GNMA I       6.00        12/15/23        999,742         935,119
GNMA I       6.50         1/15/24      1,922,146       1,847,163
GNMA I       7.50         6/15/23        701,041         704,974
GNMA I       7.50         9/15/23        482,818         485,526
GNMA I       8.00         5/15/23        744,088         762,214


                      Total  GNMA Certificates         5,636,811

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (4.40%)

FHLMC Gold   5.50         3/01/24        395,541         365,250
FHLMC Gold   6.00         4/01/24        254,167         238,262


                       Total  FHLMC Certificates         603,512

Federal Agency Short-Term Obligations (1.31%)

Federal Home Loan Mortgage Corporation;
     6.10%; 7/3/95                       180,000         180,000


            Total Portfolio Investments (100.00%)     13,711,676

Liabilities, net of cash, receivables
   and other assets (0.00%)                                 (577)


                       Total Net Assets (100.00%)    $13,711,099

FINANCIAL HIGHLIGHTS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                          International Securities                     Mortgage-Backed Securities
                                                                  Portfolio                                     Portfolio

                                                   Period          Year          Period         Period        Year      Period
                                                    Ended          Ended          Ended          Ended        Ended      Ended
                                                  June 30,       Dec. 31,       Dec. 31,       June 30,     Dec. 31,    Dec. 31,
                                                    1995           1994          1993(1)         1995         1994       1993(1)

Net Asset Value at Beginning of Period.......     $11.29          $12.87         $10.01          $9.11       $10.10     $10.01

Income from Investment Operations:
   Net Investment Income.....................        .16             .13            .07            .33          .63        .34
   Net Realized and Unrealized Gains (Losses)
     on Investments and Foreign Currency.....        .50            (.95)          2.91            .79         (.99)       .09

            Total from Investment Operations         .66            (.82)          2.98           1.12         (.36)       .43

Less Distributions:
   Dividends (from net investment income)....       (.04)           (.25)          (.10)          (.33)        (.63)      (.34)
   Distributions (from capital gains)........       (.27)           (.51)          (.02)           --          --          --

                         Total Distributions        (.31)           (.76)          (.12)          (.33)        (.63)      (.34)

Net Asset Value at End of Period.............     $11.64          $11.29         $12.87          $9.90      $  9.11     $10.10

Total Return.................................       6.14%(3)       (6.45)%        29.95%(3)      12.44%(3)    (3.63)      4.47%(3)

Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)..    $16,506         $15,542        $16,838        $13,711      $14,714    $24,309
   Ratio of Expenses to Average Net Assets...        .90%(2)         .90%           .90%(2)        .45%(2)      .45%       .45%(2)
   Ratio of Net Investment Income to Average
     Net Assets..............................       2.89%(2)         .94%          1.21%(2)       6.93%(2)     6.56%      5.23%(2)
   Portfolio Turnover Rate...................       68.9%(2)        37.0%           6.9%(2)        9.1%(2)     41.8%       9.6%(2)


(1)Period from May 7, 1993, date shares first offered to the public, through December 31, 1993. Net investment income, aggregating $.01 per share for the International Securities Portfolio and $.01 per share for the Mortgage-Backed Securities Portfolio for the period from the initial purchase of shares on April 26, 1993 through May 6, 1993, was recognized, none of which was distributed from the International Securities Portfolio and all of which was distributed from the Mortgage-Backed Securities Portfolio to the sole shareholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Mortgage-Backed Securities Portfolio incurred unrealized gains on investments of $.01 per share during the intitial interim period. This represented activities of each portfolio prior to the initial offering.

(2)Computed on an annualized basis.

(3)Total return amounts have not been annualized.